Note 2 - Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Property Plant And Equipment Estimated Useful Lives [Table Text Block]
Building and Improvements	7-39 Years
Vehicles	5 Years
Machinery and Shop Equipment	5-7 Years
Wind Turbines and Substation	13-25 Years